Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent	(1.55%)	17.79%
Deferred Tax Assets, Valuation Allowance	$ 16,851,707	$ 7,928,553
Operating Loss Carryforwards	68,145,713	29,553,246
Interest expense carryforward	8,415,013	$ 5,259,543
Operating Loss Carry forward Due 2036
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	19,742,894
Operating Loss Carrforward Do not Expire
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 48,402,819